Debt - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 01, 2018	Feb. 12, 2019	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2017
Debt Instrument [Line Items]
Repurchases of common stock, purchase price					$ 1,721	$ 891
Proceeds from revolving credit facility					$ 150
Senior notes due 2024 [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				4.25%	4.25%
Senior notes due 2025 [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				4.625%	4.625%		4.625%
Senior notes due 2026 [member]
Debt Instrument [Line Items]
Senior notes	$ 1,500
Debt instrument, interest rate, stated percentage	5.125%			5.125%	5.125%
Debt issuance costs, gross	$ 21
Senior notes due 2027 [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				4.875%	4.875%		4.875%
Senior secured term loan facility due 2023 [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				4.26%	4.26%
Repayments of long-term debt	$ 500			$ 300
Unamortized deferred financing costs and discount				8	$ 8
Debt instrument, decrease in basis spread on variable rate	0.25%
Debt instrument, basis spread on variable rate	1.75%
Senior notes due 2021 [member]
Debt Instrument [Line Items]
Repayments of long-term debt			$ 1,500
Premium paid to redeem debt instrument						42
Write off of deferred debt issuance cost						$ 18
Senior secured revolving credit facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				1,000	1,000
Letters of credit outstanding, amount				63	63
Line of credit facility, remaining borrowing capacity				$ 937	$ 937
Line of credit facility, unused capacity, commitment fee percentage					0.125%
Other stockholder [member]
Debt Instrument [Line Items]
Repurchases of common stock, shares	16,500,000.0
Repurchases of common stock, purchase price	$ 1,171
Line of credit [member]
Debt Instrument [Line Items]
Proceeds from revolving credit facility		$ 100